Share-based payments reserve (Tables)	3 Months Ended
Nov. 30, 2025
IfrsStatementLineItems [Line Items]
Schedule of share based payments reserve

	November 30, 2025	August 31, 2025
Balance at beginning of period	$8,778	$9,151
Share-based compensation expense	258	2,461
Transfer on exercise of options and other share-based awards	(619)	(2,834)
Balance at end of period	$8,417	$8,778

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	4,424,000	CAD $0.41
Options exercised(1)	(1,437,500)	CAD $0.41
Balance – November 30, 2025	2,986,500	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.91.

Schedule of options to purchase common shares exercise prices

	Number of options			Remaining contractual
Exercise price	Outstanding	Exercisable	Expiry date	life (years)
C$0.40	1,359,000	1,359,000	October 11, 2026	0.9
C$0.43	1,527,500	1,527,500	September 29, 2026	0.8
C$0.35	100,000	100,000	January 2, 2027	1.1
C$0.41(1)	2,986,500	2,986,500		0.9(1)

(1)	Total represents weighted average.

Schedule of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	10,500,000	$0.45
Options forfeited	(120,000)	$0.36
Balance – November 30, 2025	10,380,000	$0.38

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2025	5,407,926
Forfeited	(252,957)
Balance – November 30, 2025	5,154,969

Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Schedule of options to purchase common shares exercise prices

	Number of options		Expiry	Remaining contractual
Exercise price	Outstanding	Exercisable	date	life (years)
USD $0.36	40,000	40,000	February 28, 2026	0.2
USD $0.50	5,500,000	4,400,000	August 17, 2027	1.7
USD $0.45	2,400,000	1,440,000	August 28, 2028	2.7
USD $0.36	2,440,000	520,000	December 24, 2029	4.1
USD $0.45(1)	10,380,000	6,400,000		2.5(1)

(1)	Total represents weighted average.